The Company and Its Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 16, 2019 USD ($) $ / shares shares	Nov. 27, 2019	Mar. 31, 2020 USD ($) Customer	Mar. 31, 2019 USD ($) Customer	Mar. 31, 2020 USD ($) Customer Segment shares	Mar. 31, 2019 USD ($) Customer	Jun. 30, 2019 USD ($) Customer Segment	Jun. 30, 2018 USD ($)	Aug. 02, 2018
Reverse split of shares description							The Company filed an amendment to its amended and restated certificate of incorporation to effect a reverse split of shares of the Company's issued and outstanding redeemable convertible preferred stock, common stock and non-voting common stock on a 2-for-1 basis
Stock split, conversion ratio		2
Number of operating segments | Segment					1		1
Deferred offering costs							$ 470
Current portion of deferred revenue							3,500	$ 3,300
Non-current portion of deferred revenue							1,800	1,900
Deferred revenue, recognized			$ 1,700	$ 500	$ 4,400	$ 2,700	3,400	3,400
Advertising expenses							3,700	800
Retained earnings (accumulated deficit)			(139,249)		(139,249)		$ (117,656)	(110,342)
Net proceeds from IPO	$ 225,500				225,544
Reclassification of redeemable convertible preferred stock warrant liabilities to additional paid-in capital upon initial public offering	$ 1,400				$ 1,405
Common Stock
Shares issued | shares					11,297,000
Redeemable convertible preferred stock converted | shares	52,434,505
Software Development [Member]
Estimated useful lives							Three years commencing on the first day of the month following when the software is ready for its intended use.
Software and Software Development Costs [Member]
Software development costs capitalized							$ 1,600	700
Unamortized internal-use software							2,300	1,300
Deferred Sales Commissions
Deferred costs, current			2,440		$ 2,440		1,674	1,100
Deferred costs, non-current			4,169		4,169		3,069	2,100
Amortization of deferred cost							1,400	1,000
Deferred Service Costs
Deferred costs, current			669		669		755	800
Deferred costs, non-current			$ 2,002		$ 2,002		2,173	2,300
Amortization of deferred cost							$ 1,100	400
Minimum
Estimated useful lives							1 year
Deferred sales commissions are amortized					4 years		4 years
Maximum
Estimated useful lives							5 years
Deferred sales commissions are amortized					6 years		6 years
IPO [Member]
Shares issued | shares	11,297,058
Shares issued price to public per share | $ / shares	$ 22.00
Underwriting discounts and commissions	$ 17,400
Other offering costs	$ 5,600
Over-Allotment Option [Member]
Shares issued | shares	1,473,529
ASC 606
Retained earnings (accumulated deficit)								(1,500)
Other assets [Member] | IPO [Member]
Deferred offering costs							$ 400	$ 0
Bill Com Incorporation [Member] | BDC Payments Holdings Inc [Member]
Noncontrolling Interest, Ownership Percentage by Parent									100.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Number of customers exceed 10% of revenue | Customer			0	0	0	0	0
Concentration percentage			10.00%	10.00%	10.00%	10.00%	10.00%